ACQUISITION - Purchase Price Consideration (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 16, 2019
Purchase price consideration
Finance lease receivable			$ 116
Goodwill	$ 4,694	$ 4,699
Adjustments
Purchase price consideration
Finance lease receivable			116
Kinder Morgan Canada Limited
Purchase price consideration
Cash (net of cash acquired)			2,009
Purchase Price Consideration			4,255
Current assets			70
Property, plant and equipment			2,619
Intangible assets			1,254
Right-of-use assets			256
Goodwill			824
Other assets			9
Current liabilities			(116)
Deferred tax liabilities			(289)
Decommissioning provision			(74)
Lease liability			(348)
Other liabilities			(66)
Identifiable assets acquired (liabilities assumed)			4,255
Kinder Morgan Canada Limited | Previously Reported
Purchase price consideration
Cash (net of cash acquired)			2,009
Purchase Price Consideration			4,255
Current assets			68
Property, plant and equipment			2,660
Intangible assets			1,254
Right-of-use assets			348
Finance lease receivable			0
Goodwill			809
Other assets			9
Current liabilities			(124)
Deferred tax liabilities			(281)
Decommissioning provision			(74)
Lease liability			(348)
Other liabilities			(66)
Identifiable assets acquired (liabilities assumed)			4,255
Kinder Morgan Canada Limited | Adjustments
Purchase price consideration
Cash (net of cash acquired)			0
Purchase Price Consideration			0
Current assets			2
Property, plant and equipment			(41)
Intangible assets			0
Right-of-use assets			(92)
Goodwill			15
Other assets			0
Current liabilities			8
Deferred tax liabilities			(8)
Decommissioning provision			0
Lease liability			0
Other liabilities			0
Identifiable assets acquired (liabilities assumed)			0
Kinder Morgan Canada Limited | Common shares
Purchase price consideration
Equity interests of acquirer			1,710
Kinder Morgan Canada Limited | Common shares | Previously Reported
Purchase price consideration
Equity interests of acquirer			1,710
Kinder Morgan Canada Limited | Common shares | Adjustments
Purchase price consideration
Equity interests of acquirer			0
Kinder Morgan Canada Limited | Preferred shares
Purchase price consideration
Equity interests of acquirer			536
Kinder Morgan Canada Limited | Preferred shares | Previously Reported
Purchase price consideration
Equity interests of acquirer			536
Kinder Morgan Canada Limited | Preferred shares | Adjustments
Purchase price consideration
Equity interests of acquirer			$ 0